Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepayments and other current assets [Line Items]
Receivables from disposal of a subsidiary	¥ 95,166		¥ 0
Prepayments and deposits to vendors and content providers	70,347		71,354
Interests receivable	17,050		41,220
Rental and other deposits	13,015		12,111
Employee advances	12,245		12,484
Rental prepayments	6,462		1,333
Others	10,447		9,321
Total	¥ 224,732	$ 32,369	¥ 147,823